Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Liabilities Measured at Fair Value on Recurring Basis

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2011
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,530	$1,530

Total liability at fair value	—	—	$1,530	$1,530

	December 31, 2012
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,680	$1,680

Total liability at fair value	—	—	$1,680	$1,680

Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis:

Asset:
Balance at January 1, 2011	$89
Change in fair value of the contingent consideration receivable	(89)

Balance at December 31, 2011	—
Change in fair value of the contingent consideration receivable	—

Balance at December 31, 2012	$—

Liabilities:
Balance at January 1, 2011	$1,380
Change in fair value of the Put Option	150

Balance at December 31, 2011	1,530
Change in fair value of the Put Option	150

Balance at December 31, 2012	$1,680